Other general administrative expenses (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other General Administrative Expenses
Independent audit of the financial statements of the companies included in the consolidation scope	28.9	26.3	24.0
Audit Related	0.3	0.2	0.4
Others	0.3	0.4	0.0
Total	29.5	26.9	24.4